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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2003
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         5th Floor
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         Washington, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Niemczewski
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Title: Managing Director
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ CHRIS NIEMCZEWSKI              Washington, DC                8/11/03
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:
                                            ---
Form 13F Information Table Value Total:
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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                             Marshfield Associates
                                    FORM 13F
                                   30-Jun-03

                                                                                                                VOTING AUTHORITY
                                                                                                             -----------------------
                                                            VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
------------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------  -------  ------  ------
A.G. Edwards                    COM             281760108       769     22495  SH         Sole                 22495
Abbott Laboratories             COM             002824100       590     13475  SH         Sole                 13475
American Express Company        COM             025816109       251      6000  SH         Sole                  6000
American International Group    COM             026874107       887     16078  SH         Sole                 16078
Berkshire Hathaway Class A      COM             084670108     23200       320  SH         Sole                   320
Berkshire Hathaway Class B      COM             084670207     33536     13801  SH         Sole                 13801
CCC Information Services        COM             12487Q109     15383   1060867  SH         Sole               1060867
Citigroup                       COM             172967101       610     14264  SH         Sole                 14264
Coca-Cola Company               COM             191216100      1222     26328  SH         Sole                 26328
Disney (Walt) Company           COM             254687106       277     14027  SH         Sole                 14027
Dover Corp.                     COM             260003108      5585    186401  SH         Sole                186401
Duke Energy Company             COM             264399106     78030   3911289  SH         Sole               3911289
ExxonMobil Corporation          COM             30231G102       677     18866  SH         Sole                 18866
Federal Home Loan Mortgage Cor  COM             313400301      1400     27570  SH         Sole                 27570
First Data Corp                 COM             319963104       304      7338  SH         Sole                  7338
Gannett Inc.                    COM             364730101     14778    192392  SH         Sole                192392
General Electric Company        COM             369604103      6302    219751  SH         Sole                219751
Gillette Company, The           COM             375766102      1519     47663  SH         Sole                 47663
Heineken Holdings NV Shs A      COM                             689     23559  SH         Sole                 23559
HomeFed Corp                    COM                             930    338122  SH         Sole                338122
Intel Corp                      COM             458140100      1709     82124  SH         Sole                 82124
Johnson & Johnson               COM             478160104      6423    124235  SH         Sole                124235
Leucadia National Corporation   COM             527288104     22508    606371  SH         Sole                606371
Lindt & Sprungli                COM                             233       380  SH         Sole                   380
Markel Corp                     COM             570535104      1479      5779  SH         Sole                  5779
Martin Marietta Materials       COM             573284106     60805   1809144  SH         Sole               1809144
Mc Donald's Corporation         COM             580135101      9767    442766  SH         Sole                442766
Mercantile Bankshares Corp.     COM             587405101       334      8500  SH         Sole                  8500
Merck & Co., Inc.               COM             589331107      1757     29020  SH         Sole                 29020
Microsoft Corporation           COM             594918104       770     30050  SH         Sole                 30050
Mohawk Industries               COM             MHK           16777    302121  SH         Sole                302121
Morgan Stanley                  COM             617446448       212      4957  SH         Sole                  4957
Nestle ADR (Regular Shares)     COM             641069406       855     16537  SH         Sole                 16537
Nestle SA Cham et Vevey (Regis  COM                             475      2300  SH         Sole                  2300
Nike Inc Cl B                   COM             654106103       227      4240  SH         Sole                  4240
Odyssey Re Holdings             COM             67612W108     62580   2965876  SH         Sole               2965876
PepsiCo, Inc.                   COM             713448108     11861    266541  SH         Sole                266541
Pfizer Inc.                     COM             717081103      1810     53007  SH         Sole                 53007
Sealed AirCorp                  COM             81211K100     19966    418931  SH         Sole                418931
State Street Corp               COM             857477103       474     12040  SH         Sole                 12040
Student Loan Corp               COM             863902102       309      2450  SH         Sole                  2450
TJX Companies Inc               COM             872540109     30755   1632421  SH         Sole               1632421
Verizon Communications          COM             077853109       306      7757  SH         Sole                  7757
Washington Mutual Inc           COM             939322103     70300   1702172  SH         Sole               1702172
Washington Post Co Cl B         COM             939640108      3782      5161  SH         Sole                  5161
Wells Fargo & Company           COM             949740104     26332    522461  SH         Sole                522461
White Mountains Insurance Grou  COM             G9618E107    106415    269404  SH         Sole                269404
Wyeth                           COM             983024100       324      7111  SH         Sole                  7111
YUM! Brands Inc                 COM             988498101     72882   2465548  SH         Sole               2465548
REPORT SUMMARY                  49 DATA RECORDS              719368             0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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